Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	CEO[1]		Non-CEO NEOs[2]		Value of Initial Fixed $100 Investment Based on:			Adjusted Book Value per Share Growth[4]
Year	Summary Compensation Table ("SCT") Total ($)	Compensation Actually Paid[5] ($)	Average Summary Compensation Paid ($)	Average Compensation Actually Paid[6] ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return[3] ($)	Net Income ($)	($)	(%)[9]
2023	7,984,013	21,398,358	2,793,593	5,858,792	149.97	162.72	712,949,000	2.45	14
2022	6,886,074	7,897,495	2,839,667	3,307,887	98.39	124.79	865,349,000	2.80	19
2021	6,385,557	10,175,941	2,810,550	4,282,221	106.39	123.64	634,983,000	1.97	15
2020	5,517,169	4,067,781	2,563,301	1,816,815	90.78	96.64	446,093,000	1.32	11

Company Selected Measure Name	cumulative ABVS growth
Named Executive Officers, Footnote	Mr. Mattke is the CEO for all years shown. The non-CEO NEOs for 2020-2022 are Messrs. Miosi, Colson, and Hughes, and Ms. Maggio. The non-CEO NEOs for 2023 are Messrs. Miosi, Colson, Hughes and Thompson, and Ms. Maggio.
Peer Group Issuers, Footnote	The peer group total shareholder return shown is weighted according to the respective peers' stock market capitalization at the beginning of each period for which a return is indicated. The peer group includes those companies identified as 2023 peers in "Benchmarking Peers" in the CD&A. Our 2022 and 2021 peer group includes those companies identified in the solid box shown in our "Benchmarking Peer Group" table in the CD&A. The 2020 peer group includes those companies included in our 2021 Proxy Statement filed with the Securities and Exchange Commission: Ambac Financial Group, Inc., MBIA Inc., Arch Capital Group Ltd., Assured Guaranty Ltd., Essent Group Ltd., Fidelity National Financial Inc., First American Fin'l Corp., Flagstar Bancorp Inc., Genworth Financial Inc., NMI Holdings Inc. Ocwen Financial Corp. PennyMac Fin'l Services Inc., and Radian Group Inc.
As disclosed in our 2023 Proxy Statement filed with the Securities and Exchange Commission, in July 2022 the MDNG Committee approved changes to the Company's peer group for 2023 executive compensation as shown below. The market capitalization-weighted indexed total shareholder return of our 2022 compensation peers from 2020-2023, calculated as the value of an initial $100 investment on December 31, 2019 was $90.05, $116.05, $111.54, and $146.16, respectively. These values reflect a correction to an error in the calculations used for the values shown in the "2022 Pay for Performance" section of the Definitive Proxy Statement on Schedule 14A filed in 2023.

Removed	Added
Fidelity National Financial	Mr. Cooper Group
•Revenue and market capitalization have outgrown size range	•Mortgage originator and servicer with significant exposure to residential real estate, reasonably comparable revenue and market capitalization, and a common peer of the Company's direct peers
Genworth Financial	Enact Holdings
•Spun out its mortgage insurance segment and re-branded it as Enact Holdings	•Mortgage insurer spun off from Genworth Financial

PEO Total Compensation Amount		$ 7,984,013			$ 6,886,074			$ 6,385,557			$ 5,517,169
PEO Actually Paid Compensation Amount		21,398,358			7,897,495			10,175,941			4,067,781
Adjustment To PEO Compensation, Footnote	The following table shows adjustments to the SCT Total for the CEO in order to determine CAP:

Year	SCT Total for CEO ($)	Equity Award Adjustments[7] ($)	Pension Benefits Adjustments[8] ($)	Compensation Actually Paid to CEO ($)
2023	7,984,013	13,654,334	(239,989)	21,398,358
2022	6,886,074	788,452	222,969	7,897,495
2021	6,385,557	3,723,543	66,841	10,175,941
2020	5,517,169	(1,055,218)	(394,170)	4,067,781
The Stock Awards reported in the SCT were adjusted as shown below for each applicable year and reflect the year-over-year change in the fair value of equity awards:

	Minus SCT Value of Equity Granted During the Year	Plus Fair Value at Year-end of Equity Granted During the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards that Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
CEO Equity Award Adjustment
2023	$(5,000,012)	9,045,893	286,461	9,321,992	13,654,334
2022	$(4,000,012)	3,802,340	64,230	921,894	788,452
2021	$(3,500,001)	6,220,556	(38,603)	1,041,591	3,723,543
2020	$(2,686,975)	2,256,156	(137,280)	(487,119)	(1,055,218)
The total pension benefit adjustments for each applicable year replace the SCT values with the actuarially determined service cost for services rendered during the applicable year (the “service cost”) and the change in liability due to amendments to the plan. See additional discussion below.

	Change in Pension Value	Total Service Cost	Change in Liability due to Amendments	Payments	Total Pension Benefit Adjustments
CEO Pension Benefit Adjustments
2023	$(239,989)	—	—	—	(239,989)
2022	$—	167,999	54,970	—	222,969
2021	$(94,133)	150,713	3,362	6,899	66,841
2020	$(538,355)	134,761	2,745	6,679	(394,170)

Non-PEO NEO Average Total Compensation Amount		2,793,593			2,839,667			2,810,550			2,563,301
Non-PEO NEO Average Compensation Actually Paid Amount		5,858,792			3,307,887			4,282,221			1,816,815
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows adjustments to the average SCT Total for non-CEO NEOs in order to determine CAP:

Year	Average SCT Total for Non-CEO NEOs ($)	Average Equity Award Adjustments[7] ($)	Average Pension Benefits Adjustments[8] ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	2,793,593	3,125,637	(60,438)	5,858,792
2022	2,839,667	343,065	125,155	3,307,887
2021	2,810,550	1,468,170	3,501	4,282,221
2020	2,563,301	(551,503)	(194,983)	1,816,815

Non-CEO NEO Equity Award Adjustments
2023	$(1,559,014)	2,659,682	78,281	1,946,688	3,125,637
2022	$(1,305,010)	1,240,519	67,773	339,783	343,065
2021	$(1,250,011)	2,212,577	(16,423)	522,027	1,468,170
2020	$(1,113,176)	934,693	(78,559)	(294,461)	(551,503)

Non-CEO NEO Pension Benefit Adjustments
2023	$(74,415)	—	—	13,977	(60,438)
2022	$(9,722)	100,543	33,204	1,130	125,155
2021	$(89,424)	90,381	(414)	2,958	3,501
2020	$(277,913)	83,271	(341)	—	(194,983)

Compensation Actually Paid vs. Total Shareholder Return	elationship between Company Total Shareholder Return (TSR) and Peer Group TSR and Company CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with our TSR.

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the CEO and average other NEO CAP and our GAAP Net Income. GAAP net income is not used as a metric in our annual or long-term incentive plans, but its value affects various metrics used to determine executive compensation.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted Book Value per Share Growth (our Company-Selected Measures). The graph below reflects the relationship between CEO and average other NEO CAP and ABVS Growth. Cumulative ABVS Growth determines the number of restricted stock units that vest under our long-term equity awards granted under our executive compensation program, and it is an important driver of long-term shareholder value creation.

Total Shareholder Return Vs Peer Group	elationship between Company Total Shareholder Return (TSR) and Peer Group TSR and Company CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with our TSR.

Tabular List, Table

Performance Measure
Cumulative Adjusted Book Value per Share Growth
Return on Equity (ROE)
New Insurance Written (NIW)
Insurance In Force (IIF)
Strategic Performance (Capital, ESG, and Transformation)

Total Shareholder Return Amount		149.97			98.39			106.39			90.78
Peer Group Total Shareholder Return Amount		162.72			124.79			123.64			96.64
Net Income (Loss)		712,949,000			865,349,000			634,983,000			446,093,000
Company Selected Measure Amount			2.45	0.14		2.80	0.19		1.97	0.15		1.32	0.11
PEO Name	Mr. Mattke
Additional 402(v) Disclosure	Cumulative ABVS Growth is used to determine the number of restricted stock units that vest under our long-term equity awards granted under our executive compensation program. The annual percentage growth in ABVS is shown to provide context to the reader of this Proxy Statement.
Salary, Non-Equity Incentive Plan Compensation, Nonqualified Deferred Compensation Earnings and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT. There are two primary differences between the calculation of CAP and SCT total compensation:

	SCT Total	CAP
Pension	Year over year change in the actuarial present value of pension benefits.
Current year service cost and the change to any prior year service cost (if a plan amendment occurred during the year).

As of January 1, 2023 the pension plan was frozen (no future benefits accrue for participants due to employment and no new participants will be added). Participants continue to earn interest credits on applicable benefits.

Stock and Option Awards	Grant date fair value of stock and option awards granted during the year.	Year over year change in the fair value of stock and option awards that are expected to vest as of the end of the year, or vested or were forfeited during the year, including dividend equivalents as applicable. Vesting is tied to growth in the Company's adjusted book value per share, as described further in our CD&A.

The increased CAP for our CEO and other NEOs is primarily a result of the Company's record performance over the course of the last three years. Our CEO's 2023 CAP was most materially impacted by equity award adjustments for the year. The largest factors in the adjustment were the 48% stock price growth in 2023 and the performance with respect to the long-term equity awards.

Measure:: 1
Pay vs Performance Disclosure
Name	Cumulative Adjusted Book Value per Share Growth
Non-GAAP Measure Description	The figures shown in this column are annual growth in adjusted book value per share ("ABVS"). ABVS represents shareholder's equity divided by common stock shares outstanding, adjusted for the net-of-tax, per share effects of accumulated other comprehensive income/(loss), litigation accruals, debt and common stock repurchases, shareholder dividends, the financial impacts of certain changes made by the GSEs inconsistent with prior business practices, and adjustments set forth in the Omnibus Incentive Plan, including without limitation, for the effect of changes in accounting rules and tax law.
In 2023, we considered cumulative ABVS growth our most important measure of financial performance. For information about the relationship between cumulative ABVS and our executive compensation, please see "2022 Long-Term Equity Awards" in our CD&A.
ABVS is a non-GAAP financial measure. For a description of how we calculate this measure and a reconciliation of this measure to its nearest comparable GAAP measure, see Appendix B.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity (ROE)
Measure:: 3
Pay vs Performance Disclosure
Name	New Insurance Written (NIW)
Measure:: 4
Pay vs Performance Disclosure
Name	Insurance In Force (IIF)
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Performance (Capital, ESG, and Transformation)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,654,334			788,452			3,723,543			(1,055,218)
PEO | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(239,989)			222,969			66,841			(394,170)
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		(5,000,012)			(4,000,012)			(3,500,001)			(2,686,975)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		9,045,893			3,802,340			6,220,556			2,256,156
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		286,461			64,230			(38,603)			(137,280)
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		9,321,992			921,894			1,041,591			(487,119)
PEO | Pension Adjustments, Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		(239,989)			0			(94,133)			(538,355)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			167,999			150,713			134,761
PEO | Pension Adjustments, Change In Liability Due To Amendments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			54,970			3,362			2,745
PEO | Pension Adjustments, Payments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			0			6,899			6,679
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,125,637			343,065			1,468,170			(551,503)
Non-PEO NEO | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(60,438)			125,155			3,501			(194,983)
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		(1,559,014)			(1,305,010)			(1,250,011)			(1,113,176)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		2,659,682			1,240,519			2,212,577			934,693
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		78,281			67,773			(16,423)			(78,559)
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		1,946,688			339,783			522,027			(294,461)
Non-PEO NEO | Pension Adjustments, Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		(74,415)			(9,722)			(89,424)			(277,913)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			100,543			90,381			83,271
Non-PEO NEO | Pension Adjustments, Change In Liability Due To Amendments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		0			33,204			(414)			(341)
Non-PEO NEO | Pension Adjustments, Payments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Pension Benefit		$ 13,977			$ 1,130			$ 2,958			$ 0